[Letterhead of Dechert LLP]
April 29, 2010
VIA EDGAR
Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Trust”), File Nos. 33-17619 and 811-5349 Post-Effective Amendment No. 241 to the Registration Statement on Form N-1A
Ladies and Gentlemen:
     On behalf of the Trust, transmitted herewith for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 241 (“Post-Effective Amendment No. 241”) to the Trust’s Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended.
     Post-Effective Amendment No. 241 is being filed for the purpose of designating a new effective date of May 14, 2010 for the Trust’s Post Effective Amendment No. 237. Post Effective Amendment No. 237 was filed on March 1, 2010 on behalf of the Trust and was scheduled to become effective on April 30, 2010. Post-Effective Amendment No. 241 does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the 1933 Act.
     Questions and comments concerning Post-Effective Amendment No. 241 may be directed to the undersigned at 202.261.3459.
Very truly yours,
/s/ Reza Pishva
Reza Pishva